UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

Principal
Amount		Value
	CONVERTIBLE BONDS ― 6.8%
	HEALTHCARE-PRODUCTS ― 0.8%
	Volcano Corp.
$500,000	1.750%, 12/1/2017	$485,313

	INTERNET ― 1.7%
	BroadSoft, Inc.
500,000	1.500%, 7/1/2018	510,938
	WebMD Health Corp.
500,000	2.500%, 1/31/2018	528,125
		1,039,063
	MINING ― 3.1%
	Royal Gold, Inc.
1,000,000	2.875%, 6/15/2019	1,076,874
	Silver Standard Resources, Inc.
1,000,000	2.875%, 2/1/2033 (1)	844,375
		1,921,249
	PHARMACEUTICALS ― 1.2%
	VIVUS, Inc.
1,000,000	4.500%, 5/1/2020 (1)	745,625
	TOTAL CONVERTIBLE BONDS
	(COST $4,091,459)	4,191,250

	CORPORATE BONDS ― 79.0%
	AUTO PARTS & EQUIPMENT ― 0.9%
	Meritor, Inc.
500,000	6.250%, 2/15/2024	526,250

	BANKS ― 4.6%
	Citigroup, Inc.
500,000	5.950%, 12/29/2049	505,625
	Fifth Third Bancorp
250,000	4.900%, 12/29/2049	250,000
	Goldman Sachs Group, Inc. (The)
500,000	5.700%, 12/29/2049	519,092
	Morgan Stanley
500,000	5.450%, 12/29/2049	509,745
	Synovus Financial Corp.
500,000	7.875%, 2/15/2019	575,000
	Wells Fargo & Co.
400,000	7.980%, 3/29/2049	457,000
		2,816,462
	BUILDING MATERIALS ― 0.9%
	Nortek, Inc.
500,000	8.500%, 4/15/2021	555,000

	CHEMICALS ― 1.7%
	Hexion US Finance Corp.
1,000,000	6.625%, 4/15/2020	1,065,000

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)(Continued)

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	COMMERCIAL SERVICES ― 3.8%
	Avis Budget Car Rental LLC
$750,000	5.500%, 4/1/2023	$770,625
	Iron Mountain, Inc.
500,000	5.750%, 8/15/2024	517,500
	RR Donnelley & Sons Co.
500,000	6.500%, 11/15/2023	525,000
500,000	6.000%, 4/1/2024	506,250
		2,319,375
	DIVERSIFIED FINANCIAL SERVICES ― 2.7%
	General Electric Capital Corp.
500,000	7.125%, 6/15/2022	591,020
	Icahn Enterprises LP
1,000,000	6.000%, 8/1/2020	1,076,250
		1,667,270
	ELECTRIC ― 1.7%
	AES Corp.
500,000	5.500%, 3/15/2024	513,750
	NRG Energy, Inc.
500,000	6.250%, 7/15/2022 (1)	533,750
		1,047,500
	ELECTRICAL COMPONENTS & EQUIPMENT ― 0.4%
	Belden, Inc.
250,000	5.250%, 7/15/2024 (1)	253,125

	ENTERTAINMENT ― 3.3%
	Cedar Fair LP
500,000	5.375%, 6/1/2024 (1)	506,875
	Scientific Games International, Inc.
500,000	6.250%, 9/1/2020	495,000
1,000,000	6.625%, 5/15/2021 (1)	993,750
		1,995,625
	FOOD ― 3.5%
	Big Heart Pet Brands
519,000	7.625%, 2/15/2019	541,499
	Simmons Foods, Inc.
1,500,000	10.500%, 11/1/2017 (1)	1,614,375
		2,155,874
	HEALTHCARE-SERVICES ― 5.1%
	CHS/Community Health Systems, Inc.
500,000	5.125%, 8/1/2021 (1)	515,000
	DaVita HealthCare Partners, Inc.
500,000	5.125%, 7/15/2024	504,063
	HCA Holdings, Inc.
500,000	6.250%, 2/15/2021	538,125
	Kindred Healthcare, Inc.
500,000	6.375%, 4/15/2022 (1)	505,000
	Select Medical Corp.
1,000,000	6.375%, 6/1/2021	1,050,000
		3,112,188

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)(Continued)

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	HOME BUILDERS ― 3.2%
	DR Horton, Inc.
$500,000	5.750%, 8/15/2023	$538,750
	K Hovnanian Enterprises, Inc.
500,000	7.250%, 10/15/2020 (1)	545,000
	KB Home
500,000	8.000%, 3/15/2020	576,250
250,000	7.500%, 9/15/2022	278,750
		1,938,750
	HOME FURNISHINGS ― 0.9%
	Tempur Sealy International, Inc.
500,000	6.875%, 12/15/2020	550,000

	LODGING ― 3.5%
	Felcor Lodging LP
500,000	5.625%, 3/1/2023	517,500
	MCE Finance, Ltd.
500,000	5.000%, 2/15/2021 (1)(2)	507,500
	MGM Resorts International
1,000,000	6.625%, 12/15/2021	1,113,750
		2,138,750
	MEDIA ― 3.0%
	Cequel Communications Holdings I LLC
750,000	6.375%, 9/15/2020 (1)	800,625
	Sirius XM Radio, Inc.
500,000	5.875%, 10/1/2020 (1)	530,000
500,000	6.000%, 7/15/2024 (1)	521,250
		1,851,875
	MISCELLANEOUS MANUFACTURING ― 2.1%
	Actuant Corp.
470,000	5.625%, 6/15/2022	495,850
	Bombardier, Inc.
750,000	6.125%, 1/15/2023 (1)(2)	776,250
		1,272,100
	OIL & GAS ― 6.2%
	Denbury Resources, Inc.
500,000	5.500%, 5/1/2022	511,875
	Murphy Oil USA, Inc.
750,000	6.000%, 8/15/2023	793,125
	Quicksilver Resources, Inc.
500,000	9.125%, 8/15/2019	466,250
	SandRidge Energy, Inc.
750,000	8.750%, 1/15/2020	809,999
	United Refining Co.
618,000	10.500%, 2/28/2018	678,255
	W&T Offshore, Inc.
500,000	8.500%, 6/15/2019	542,500
		3,802,004
	OIL & GAS SERVICES ― 2.1%
	Gulfmark Offshore, Inc.
500,000	6.375%, 3/15/2022	522,500
	Hornbeck Offshore Services, Inc.
750,000	5.000%, 3/1/2021	751,875
		1,274,375

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)(Continued)

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	PACKAGING & CONTAINERS ― 2.6%
	Ball Corp.
$750,000	5.000%, 3/15/2022	$772,500
	Sealed Air Corp.
750,000	6.500%, 12/1/2020 (1)	847,500
		1,620,000
	PHARMACEUTICALS ― 2.5%
	Endo Finance LLC
500,000	5.375%, 1/15/2023 (1)	500,625
	Grifols Worldwide Operations, Ltd.
1,000,000	5.250%, 4/1/2022 (1)	1,040,000
		1,540,625
	PIPELINES ― 4.6%
	Atlas Pipeline Partners LP
500,000	6.625%, 10/1/2020	533,750
	Niska Gas Storage Canada ULC
1,250,000	6.500%, 4/1/2019 (1)	1,204,688
	NuStar Logistics LP
500,000	6.750%, 2/1/2021	557,500
	Sabine Pass Liquefaction LLC
500,000	6.250%, 3/15/2022 (1)	544,375
		2,840,313
	RETAIL ― 5.7%
	Claire's Stores, Inc.
500,000	9.000%, 3/15/2019 (1)	524,375
	Ferrellgas LP
500,000	6.500%, 5/1/2021	524,375
	JC Penney Corp., Inc.
1,000,000	5.650%, 6/1/2020	880,000
	Kohl's Corp.
500,000	3.250%, 2/1/2023	484,620
	Neiman Marcus Group LTD LLC
500,000	8.000%, 10/15/2021 (1)	541,250
	Toys R Us Property Co II LLC
500,000	8.500%, 12/1/2017	513,125
		3,467,745
	SOFTWARE ― 2.2%
	First Data Corp.
750,000	7.375%, 6/15/2019 (1)	807,188
	Nuance Communications, Inc.
500,000	5.375%, 8/15/2020 (1)	520,000
		1,327,188

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)(Continued)

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	TELECOMMUNICATIONS ― 11.8%
	Avaya, Inc.
$1,000,000	9.000%, 4/1/2019 (1)	$1,043,750
	CenturyLink, Inc.
500,000	5.625%, 4/1/2020	531,250
750,000	5.800%, 3/15/2022	784,688
	DigitalGlobe, Inc.
750,000	5.250%, 2/1/2021	746,249
	Frontier Communications Corp.
750,000	7.125%, 1/15/2023	798,749
	Sprint Capital Corp.
750,000	6.900%, 5/1/2019	830,625
	T-Mobile USA, Inc.
500,000	6.250%, 4/1/2021	533,125
500,000	6.125%, 1/15/2022	532,500
	West Corp.
397,000	7.875%, 1/15/2019	422,557
	Windstream Corp.
500,000	7.750%, 10/15/2020	544,375
500,000	6.375%, 8/1/2023	508,750
		7,276,618
	TOTAL CORPORATE BONDS
	(COST $47,353,884)	$48,414,012
Number
of Shares
	PREFERRED STOCKS ― 7.5%
	BANKS ― 1.5%
	JPMorgan Chase & Co.
20,000	6.700%	517,400
	Regions Financial Corp.
15,000	6.375%	375,450
		892,850
	DIVERSIFIED FINANCIAL SERVICES ― 2.0%
	Ally Financial, Inc.
12,500	8.500%	345,250
	Discover Financial Services
15,000	6.500%	376,500
	RBS Capital Funding Trust VII
20,000	6.080%	482,000
		1,203,750
	INVESTMENT COMPANIES ― 0.9%
	KKR Financial Holdings LLC
20,000	7.375%	522,400

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)(Continued)

Number
of Shares		Value
	PREFERRED STOCKS (Continued)
	REITS ― 3.1%
	Annaly Capital Management, Inc.
15,000	7.500%	$363,750
	Capstead Mortgage Corp.
15,000	7.500%	358,500
	Digital Realty Trust, Inc.
20,000	7.375%	510,600
	iStar Financial, Inc.
15,000	8.000%	376,200
	MFA Financial, Inc.
15,000	7.500%	361,950
		1,971,000
	TOTAL PREFERRED STOCKS
	(COST $4,553,620)	$4,590,000
Number of
Contracts
	PURCHASED OPTIONS CONTRACTS ― 0.0%
	Vivus, Inc. Put Option
400	Exercise Price: $4.00, Expiration Date: January 2015	17,200

	TOTAL PURCHASED OPTIONS CONTRACTS
	(COST $30,820)	$17,200

Principal
Amount
	SHORT-TERM INVESTMENTS ― 6.8%
$4,135,169	Fidelity Institutional Money Market Funds, 0.044% (3)	4,135,169

	TOTAL SHORT-TERM INVESTMENTS
	(COST $4,135,169)	$4,135,169

	TOTAL INVESTMENTS ― 100.1%
	(Cost $60,164,952)	61,347,631
	Liabilities in Excess of Other Assets ― (0.1)%	(88,953)
	TOTAL NET ASSETS ― 100.0%	$61,258,678

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
REIT - Real Estate Investment Trust

(1) 144A Restricted Security
(2) Foreign security denominated in U.S. Dollars
(3) The rate is the annualized seven-day yield at period end

Ziegler Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)(Continued)

The cost basis of investment for federal income tax purposes at June 30, 2014, was as follows*:

Cost of Investments	$60,164,952
Gross Unrealized Appreciation	1,421,271
Gross Unrealized Depreciation	(238,592)
Net Unrealized Appreciation	$1,182,679

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments. For the previous year's income tax information, please refer to the Notes to Financial Statements sections in the Fund's most recent semi-annual or annual report.

Ziegler Strategic Income Fund
SCHEDULE OF SECURITIES SOLD SHORT
As of June 30, 2014 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 1.7%
10,000	JC Penney Co., Inc. *	$90,500
4,275	Royal Gold, Inc.	325,413
25,000	Silver Standard Resources, Inc. *	216,500
30,770	VIVUS, Inc. *	163,696
3,800	Volcano Corp. *	66,918
4,070	WebMD Health Corp. *	196,581
		1,059,608
	TOTAL COMMON STOCKS
	(Proceeds $979,227)	$1,059,608
Principal
Amount
	CORPORATE BONDS ― 2.5%
	Hexion US Finance Corp.
$500,000	9.000%, 11/15/2020	512,500
	Isle of Capri Casinos, Inc.
1,000,000	5.875%, 3/15/2021	1,016,250
		1,528,750
	TOTAL CORPORATE BONDS
	(Proceeds $1,520,000)	$1,528,750
Number
of Shares
	EXCHANGE TRADED FUND ― 5.2%
80,000	iShares US Preferred Stock ETF	3,192,800

	TOTAL EXCHANGE TRADED FUND
	(Proceeds $3,021,009)	$3,192,800
Principal
Amount
	U.S. TREASURY BONDS ― 38.2%
$6,295,000	1.500%, 5/31/2019	6,263,771
12,430,000	2.000%, 5/31/2021	12,338,229
4,795,000	2.500%, 5/15/2024	4,788,632
		23,390,632
	TOTAL U.S. TREASURY BONDS
	(Proceeds $23,280,375)	$23,390,632

	TOTAL SECURITIES SOLD SHORT ― 47.6%
	(Proceeds $28,800,611)	$29,171,790

* Non-Income Producing

Ziegler Strategic Income Fund
SCHEDULE OF SWAPS
As of June 30, 2014 (Unaudited)

Credit Default Swaps
							Premium	Unrealized
		Notional	Pay/Receive (1)	Fixed	Maturity	Fair	Paid	Appreciation/
Counterparty	Description	Amount (2)	Fixed Rate	Rate	Date	Value	(Received)	(Depreciation)
JPMorgan	The Markit CDX
	North America
	High Yield Index
	Series 22	$495,000.00	Receive	5.00%	6/20/2019	$43,049	$(35,002)	$8,047
Total Credit Default Swaps						43,049	(35,002)	8,047

Total Swap Contracts						$43,049	$(35,002)	$8,047

(1) If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund act as guarantor of the variable instrument and thus is a seller of protection.

(2) For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.

Ziegler Strategic Income Fund
SCHEDULE OF SWAPTIONS
As of June 30, 2014 (Unaudited)

Credit Default Swaptions on Credit Indices

		Buy/Sell	Exercise	Expiration	Notional
Counterparty	Description	Protection	Price	Date	Amount	Premium	Value
JPMorgan	CDX.N.A.HY.22
	Put - 5 Year Index	Buy	$104.00	12/17/2014	$20,000,000	$235,620	$211,487
Total Credit Default Swaptions on Credit Indices						235,620	211,487

Total Swaption Contracts						$235,620	$211,487

Ziegler Strategic Income Fund
SCHEDULE OF FUTURES CONTRACTS
As of June 30, 2014 (Unaudited)

	Number of		Unrealized
	Contracts	Expiration	Appreciation/
Description	Long/(Short)	Date	(Depreciation)
U.S. 2 Year Treasury Note	175	September 2014	$(25,156)
90 Day Euro $ Future	(39)	September 2014	(26,991)
90 Day Euro $ Future	(39)	December 2014	(28,154)
90 Day Euro $ Future	(39)	March 2015	(30,954)
90 Day Euro $ Future	(38)	June 2015	(67,888)
90 Day Euro $ Future	(38)	September 2015	(19,837)
90 Day Euro $ Future	(38)	December 2015	(4,324)
90 Day Euro $ Future	(38)	March 2016	7,150
90 Day Euro $ Future	(6)	June 2016	1,553
Total Futures Contracts			$(194,601)

Summary of Fair Value Disclosure at June 30, 2014 (Unaudited)

Security Valuation

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.  Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Equity Securities that are traded on a national securities exchange are typically valued at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models.  The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates.  Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV.  These investments are categorized as Level 1 of the fair value hierarchy.

Derivatives that are traded on national securities or commodities exchanges are typically valued at the settlement price determined by the relevant exchange.  To the extent these securities are actively traded and valuation adjustments are not made, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation (Unaudited)(Continued)

The following is a summary of the fair values of the Fund’s investments in each category investment type as of June 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Assets
Convertible Bonds	$-	$4,191,250	$-	$4,191,250
Corporate Bonds	-	48,414,012	-	48,414,012
Preferred Stocks	4,590,000	-	-	4,590,000
Purchased Options	-	17,200	-	17,200
Short-Term Investments	4,135,169	-	-	4,135,169
Total	$8,725,169	$52,622,462	$-	$61,347,631

Liabilities
Common Stocks	$(1,059,608)	$-	$-	$(1,059,608)
Corporate Bonds	-	(1,528,750)	-	(1,528,750)
Exchange Traded Fund	(3,192,800)	-	-	(3,192,800)
U.S. Treasury Bonds	-	(23,390,632)	-	(23,390,632)
Total	$(4,252,408)	$(24,919,382)	$-	$(29,171,790)

Other Financial Instruments*
Credit Default Swaps	$-	$(43,049)	$-	$(43,049)
Credit Default Swaptions on Credit Indices	-	211,487	-	211,487
Futures Contracts	(194,601)	-	-	(194,601)
Total Other Financial Instruments	$(194,601)	$168,438	$-	$(26,163)

* Other financial instruments are swaps, swaptions and futures contracts which are detailed in the Schedule of Investments.

The Fund recognizes transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end.

There were no Level 3 securities held at period end.

Derivatives

The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund for the quarter ended June 30, 2014 was related to the use of purchased options, purchased swaptions, and futures contracts.

Options Contracts – The Fund may write covered call and put options on securities, derivative instruments, or currencies the Fund owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.  The Fund did not have any open written options during the quarter ended June 30, 2014.

The Fund may also purchase put and call options.  Purchasing call options tends to increase the Fund's exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund's exposure to the underlying instrument.  The Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option.

Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.  As of June 30, 2014, the Fund had outstanding options contracts as listed on the Schedule of Investments.

Futures Contracts – The Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. As of June 30, 2014, the Fund had outstanding futures contracts as listed on the Schedule of Future Contracts.

Swap Contracts – The Fund may engage in various swap transactions. The Fund may engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor.  Premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps.

Derivatives (Unaudited)(Continued)

Swap contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability.  The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Risks associated with the swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the contracts.  As of June 30, 2014, the Fund had outstanding swap agreements as listed on the Schedule of Investments.

Swaptions – An option on a swap contract, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A call or receiver swaption gives the owner the right  to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. As of June 30, 2014, the Fund had outstanding swaptions as listed on the Schedule of Swaptions.

Derivative Investment Holdings Categorized by Risk Exposure - The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2014:

		Asset Derivatives	Liability Derivatives
Risk exposure Category	Security Type	Value	Value
Credit Indices	Swaps	$-	$43,049
Credit contracts	Swaptions	211,487	-
Interest rate contracts*	Treasury Note Futures	-	25,156
Currency contracts*	Euro Futures	-	169,445
Total		$211,487	$237,650

* Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By     /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date       August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date       August 25, 2014